Commitments and contingencies (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Non-cancelable operating leases for facilities expiration period (in years)	15 years
Commitment to acquire future investments	$ 137.1	$ 102.2	$ 66.4